Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Other Comprehensive Income (Loss) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Noncontrolling Interest [Member]
Balances at Dec. 31, 2007	$ 1,385,406		$ 877	$ 599,751	$ 795,693	$ (10,915)	$ 0
Balances, shares at Dec. 31, 2007			87,747,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(223,005)	(223,005)	0	0	(223,005)	0	0
Derivative instruments fair value adjustment, net of taxes	(9,103)	(9,103)	0	0	0	(9,103)	0
Comprehensive income (loss)		(232,108)
Stock options exercised, value	472		1	471	0	0	0
Stock options exercised, shares			55,700
Settlement of restricted stock units			11,281
Tax effect from share-based compensation arrangements	660		0	660	0	0	0
Share-based compensation costs	15,422		0	15,422	0	0	0
Dividends paid on common stock	(26,330)				(26,330)
Balances at Dec. 31, 2008	1,143,522		878	616,304	546,358	(20,018)	0
Balances, shares at Dec. 31, 2008			87,814,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	4,241	4,241	0	0	4,241	0	0
Derivative instruments fair value adjustment, net of taxes	1,892	1,892	0	0	0	1,892	0
Comprehensive income (loss)		6,133
Stock options exercised, value	160		0	160	0	0	0
Stock options exercised, shares			29,797
Settlement of restricted stock units			11,281
Tax effect from share-based compensation arrangements	(1,384)		0	(1,384)	0	0	0
Share-based compensation costs	15,888		0	15,888	0	0	0
Common stock repurchased and retired, value	(7,950)		(17)	(7,933)
Common stock repurchased and retired, shares			(1,724,685)
Balances at Dec. 31, 2009	1,156,369		861	623,035	550,599	(18,126)	0
Balances, shares at Dec. 31, 2009	86,130,454		86,130,454
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	10,310	10,310	0	0	10,310	0	0
Derivative instruments fair value adjustment, net of taxes	11,793	11,793	0	0	0	10,532	1,261
Comprehensive income (loss)		22,103
Comprehensive income attributable to noncontrolling interest	(1,261)	(1,261)	0	0	0	0	(1,261)
Comprehensive income attributable to Boyd Gaming Corporation		20,842
Stock options exercised, value	670		1	669	0	0	0
Stock options exercised, shares			114,524
Share-based compensation costs	11,324		0	11,324	0	0	0
Noncontrolling interest in Borgata	205,538						205,538
Balances at Dec. 31, 2010	$ 1,394,743		$ 862	$ 635,028	$ 560,909	$ (7,594)	$ 205,538
Balances, shares at Dec. 31, 2010	86,244,978		86,244,978